N-6	Jan. 02, 2024 USD ($)
Prospectus:
Document Type	N-6
Entity Registrant Name	C M LIFE VARIABLE LIFE SEPARATE ACCOUNT I
Entity Central Index Key	0000943863
Entity Investment Company Type	N-6
Document Period End Date	Dec. 31, 2022
Amendment Flag	false
Item 4. Fee Table [Text Block]

Charge	When Charge is Deducted	Amount Deducted
Surrender Charges(2)(3)(4) Surrender charges generally apply for the first ten Policy Years and the first ten years following an increase in Face Amount.	Upon surrender, at the time of an elected decrease in Face Amount, or policy lapse.		First Coverage Year
		Maximum:	$3.85-$50.79 per $1,000 of Face Amount
		Current:	$3.85-$50.79 per $1,000 of Face Amount
		Representative Insured: Male, Age 35, Non-Tobacco, Standard Risk(2)(3)(4)(5)	$14.73 per $1,000 of Face Amount

(2)

For the Initial Face Amount, the rates vary by the Insured’s gender, issue age, risk classification, and year of coverage. For each increase in the Face Amount, the rates are based on the Attained Age, gender, and risk classification of the Insured on the effective date of the increase and the year of coverage. The surrender charge is shown in the policy’s specifications pages. The rates in this table may not be representative of the charge that a particular Owner will pay. If you would like information on the surrender charge rates for your particular situation, you can request a personalized illustration from your registered representative or by calling our Administrative Office at (800) 272-2216.

(3)

Under certain circumstances, the surrender charge may not apply when exchanging this policy for a qualifying non-variable life insurance policy made available  by us or one of our insurance affiliates. For additional information, please see “Adjustment to Surrender Charges Endorsement for Internal Replacements” in the Additional Benefits table and “Right to Exchange or Convert” in the “Other Benefits Available Under the Policy” section.

(4)

Surrender charges generally apply for the first ten Policy Years and the first ten years following an increase in Face Amount. They will equal the first year’s surrender charge multiplied by the applicable annual percentage listed in the following table. These percentages vary by issue age.

	Coverage Year	%	Coverage Year	%
	1	100%	7	67%
	2	94–100%	8	50%
	3	89–100%	9	33%
	4	84–100%	10	17%
	5	79–100%	11	0%
	6	74–83%
(5)	The rates shown for the “representative insured” are first year rates only.

Transaction Expenses [Table Text Block]

Charge	When Charge is Deducted	Amount Deducted
Surrender Charges(2)(3)(4) Surrender charges generally apply for the first ten Policy Years and the first ten years following an increase in Face Amount.	Upon surrender, at the time of an elected decrease in Face Amount, or policy lapse.		First Coverage Year
		Maximum:	$3.85-$50.79 per $1,000 of Face Amount
		Current:	$3.85-$50.79 per $1,000 of Face Amount
		Representative Insured: Male, Age 35, Non-Tobacco, Standard Risk(2)(3)(4)(5)	$14.73 per $1,000 of Face Amount

(2)

For the Initial Face Amount, the rates vary by the Insured’s gender, issue age, risk classification, and year of coverage. For each increase in the Face Amount, the rates are based on the Attained Age, gender, and risk classification of the Insured on the effective date of the increase and the year of coverage. The surrender charge is shown in the policy’s specifications pages. The rates in this table may not be representative of the charge that a particular Owner will pay. If you would like information on the surrender charge rates for your particular situation, you can request a personalized illustration from your registered representative or by calling our Administrative Office at (800) 272-2216.

(3)

Under certain circumstances, the surrender charge may not apply when exchanging this policy for a qualifying non-variable life insurance policy made available  by us or one of our insurance affiliates. For additional information, please see “Adjustment to Surrender Charges Endorsement for Internal Replacements” in the Additional Benefits table and “Right to Exchange or Convert” in the “Other Benefits Available Under the Policy” section.

(4)

Surrender charges generally apply for the first ten Policy Years and the first ten years following an increase in Face Amount. They will equal the first year’s surrender charge multiplied by the applicable annual percentage listed in the following table. These percentages vary by issue age.

	Coverage Year	%	Coverage Year	%
	1	100%	7	67%
	2	94–100%	8	50%
	3	89–100%	9	33%
	4	84–100%	10	17%
	5	79–100%	11	0%
	6	74–83%
(5)	The rates shown for the “representative insured” are first year rates only.

Other Surrender Fees, Description [Text Block]	Surrender Charges
Other Surrender Fees, When Deducted [Text Block]	Upon surrender, at the time of an elected decrease in Face Amount, or policy lapse.
Other Surrender Fees, Maximum [Dollars]	$ 50.79
Other Surrender Fees, Current [Dollars]	$ 50.79
Other Surrender Fees, Footnotes [Text Block]

(2)

For the Initial Face Amount, the rates vary by the Insured’s gender, issue age, risk classification, and year of coverage. For each increase in the Face Amount, the rates are based on the Attained Age, gender, and risk classification of the Insured on the effective date of the increase and the year of coverage. The surrender charge is shown in the policy’s specifications pages. The rates in this table may not be representative of the charge that a particular Owner will pay. If you would like information on the surrender charge rates for your particular situation, you can request a personalized illustration from your registered representative or by calling our Administrative Office at (800) 272-2216.

(3)

Under certain circumstances, the surrender charge may not apply when exchanging this policy for a qualifying non-variable life insurance policy made available  by us or one of our insurance affiliates. For additional information, please see “Adjustment to Surrender Charges Endorsement for Internal Replacements” in the Additional Benefits table and “Right to Exchange or Convert” in the “Other Benefits Available Under the Policy” section.

(4)

Surrender charges generally apply for the first ten Policy Years and the first ten years following an increase in Face Amount. They will equal the first year’s surrender charge multiplied by the applicable annual percentage listed in the following table. These percentages vary by issue age.

	Coverage Year	%	Coverage Year	%
	1	100%	7	67%
	2	94–100%	8	50%
	3	89–100%	9	33%
	4	84–100%	10	17%
	5	79–100%	11	0%
	6	74–83%
(5)	The rates shown for the “representative insured” are first year rates only.